Company Financial Information - Cash flows (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Cash used in operations | $	$ 611		$ 530	$ 598
Net cash from operating activities | $	458		334	377
Cash flows from investing activities
Contribution to subsidiary undertaking		€ 585
Net cash used in investing activities | $	(691)		(268)	(205)
Cash flows from financing activities
Repayments of borrowings | $	(5)		(8)
Proceeds from share issuance | $	925
Net cash outflow from financing activities | $	454		(98)	(36)
Net (decrease)/increase in cash and cash equivalents | $	221		(32)	136
Cash and cash equivalents at the beginning of the year | $	257		284	148
Exchange gain/(loss) on cash and cash equivalents | $	(15)		5
Cash and cash equivalents at the end of the year | $	$ 463		$ 257	$ 284
Parent
Cash flows from operating activities
Cash used in operations		(12)
Net cash from operating activities		(12)
Cash flows from investing activities
Contribution to subsidiary undertaking		(585)
Net cash used in investing activities		(585)
Cash flows from financing activities
Repayments of borrowings		(11)
Proceeds from share issuance		561
Dividends received		46
Net cash outflow from financing activities		596
Net (decrease)/increase in cash and cash equivalents		(1)
Exchange gain/(loss) on cash and cash equivalents		1
Payment of transaction costs		24
Parent | Pipe investors
Cash flows from financing activities
Proceeds from issuing shares net of transaction costs		€ 585